10. COMMITMENTS AND CONTINGENCIES	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
NOTE 10 - COMMITMENTS AND CONTINGENCIES

Leases

The Company entered into a three year lease agreement for their office lease facility commencing July 1, 2012, with escalating rental payments. On February 21, 2013, the Company amended the lease agreement to extend the lease through March 2018 and increase rental space. The effects of variable rent disbursements have been expensed on a straight-line basis over the life of the lease. The Company recognized rent expense of $57,524 and $73,752 during the years ended December 31, 2014 and 2013, respectively.  As of December 31, 2014 and 2013, there was $22,810 and $25,381, respectively, of deferred rent included in accrued expenses and other current liabilities in the accompanying balance sheets.

Future minimum lease payments under all non-cancelable operating leases as of December 31, 2014, are as follows:

Fiscal Year
2015	$62,169
2016	64,299
2017	66,519
2018	16,770
$209,757

Marketing Agreement

On May 14, 2014, we entered into a definitive Marketing Agreement with Benchworks SD, LLC (Benchworks), a company engaged in the marketing, promotion and offering for distribution and sale of pharmaceutical, healthcare and consumer products.  Under the terms of the agreement, we have granted Benchworks the exclusive right to promote, market, sell and distribute SUGARDOWN® in North America for an initial term of one year, subject to extension in accordance with the terms of the agreement.  Benchworks is responsible and bears the expense for marketing and commercializing SUGARDOWN®, including the creation and payment for marketing, creative and promotional materials.  The agreement defines certain minimum net sales levels that Benchworks must achieve to maintain exclusivity; and the agreement also provides for net sales splits with Benchworks receiving 65% of the first $10 million in net sales from the sale of SUGARDOWN® in North America, with a declining share to 50% for net sales in excess of $40 million.

The Company entered into a three year lease agreement for their office lease facility commencing July 1, 2012, with escalating rental payments. On February 21, 2013, the Company amended the lease agreement to extend the lease through March 2018 and increase rental space. The effects of variable rent disbursements have been expensed on a straight-line basis over the life of the lease. The Company recognized rent expense of $73,752 and $15,759 during the years ended December 31, 2013 and 2012, respectively.  As of December 31, 2013 and 2012, there was $25,381 and $2,267, respectively, of deferred rent included in accrued expenses and other current liabilities in the accompanying balance sheets.

Future minimum lease payments under all non-cancelable operating leases as of December 31, 2013, are as follows:

Fiscal Year
2014	$60,093
2015	62,169
2016	64,299
2017	66,519
2018	16,770
$269,850